Basic and Diluted Net Loss Per Share	6 Months Ended
Jun. 30, 2025
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 10:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Six months ended June 30,
	2024	2025
	Unaudited
Numerator:
Net loss	$15,350	$18,805
Denominator:
Weighted-average shares used in computing net loss per Ordinary share, basic and diluted	69,789,717	75,452,040

Net loss per Ordinary share, basic and diluted	$0.22	$0.25

For the six months ended June 30, 2024 and 2025, all outstanding options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive. As of June 30, 2024, and 2025 the total number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 33,471,100 and 36,905,597, respectively.